Details of Income Statement Items (Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and expenses [Abstract]
Profit from divestment	$ 22	$ 14	$ 0
Insurance Compensation	15	0	0
Capital gain	9	16	0
Reversal of early retirement provision of employees	2	0	0
Past service cost	0	12	11
Reversal of provision for legal claims	0	11	0
Reversal of Impairment of fixed assets	0	9	0
Other	6	1	9
Other income recorded in the income statements	54	63	20
Provision for legal claims	17	17	0
Provision for historical waste removal and site closure costs	6	14	83
Transaction costs	0	8	0
Impairment and disposal of assets	0	9	90
Provision for early retirement and dismissal of employees	0	0	78
Other	7	9	5
Other expenses recorded in the income statements	$ 30	$ 57	$ 256